CitiSM
Premium Liquid Reserves

SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Premium Liquid Reserves

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Cash Reserves Portfolio

Portfolio of Investments	13

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Financial Highlights	20

Notes to Financial Statements	21

L E T T E R   F R O M   T H E   C H A I R M A N

R. JAY GERKEN
Chairman, President and Chief Executive Officer

Dear Shareholder,

Over the past year, investors flocked to the relative safe haven of money market funds, driven by a pervasive sense of gloom over the continuing bear market in equities, the weakening global economy, and impending war in Iraq. As U.S. economic growth faltered, short-term interest rates fell dramatically, with money market yields dropping to 41-year lows.
No matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

  First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.
  Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your finan-cial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

M A N A G E R   O V E R V I E W

KEVIN KENNEDY
Portfolio Manager

Performance Review

As of February 28, 2003, the seven-day current yield for CitiSM Premium Liquid Reserves (“Fund”) was 1.02% and its seven-day effective yield, which reflects compounding, was 1.02%. These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Period Began Amid Difficulty

When the period began, concerns about sluggish economic growth, volatile stock market activity and mounting tensions with Iraq prompted investors to shift money into higher-rated fixed-income securities. Although perceptions of the prospects for the economy improved in early October, economic data released that month reflected a weak labor market. To help stimulate the economy, on November 6th the Federal Reserve (“Fed”) cut the short-term federal funds rate (“fed funds rate”)i by half a percentage point to 1.25%, marking a 41-year low. (The Fed’s rationale is that lower rates may encourage consumers to borrow and refinance at more favorable levels, which may encourage them to spend more thereby pumping more money back into the economy.)

Fixed-Income Securities Advanced

The rate cut was widely anticipated by the markets but exceeded consensus estimates. As the period advanced, concerns about the economy and prospects of war with Iraq became more pronounced. These issues, coupled with the reluctance on the part of corporate America to shift from a cost cutting to a spending-and-hiring mode, reinforced the widespread view among investors that the economic recovery was not coming along as many had anticipated. In reaction to this sentiment, investors sought more conservative investment alternatives, sending prices of U.S. Treasuries and other highly rated fixed-income securities higher. As a result, the yields on these securities, which move opposite to their prices, dropped.

Portfolio Update

The supply of investment-grade commercial paper continued to be modest during the period. One factor contributing to this supply reduction was that corporations had less of a need to borrow capital as many cut back on business investment and capital expenditures. Still, other firms simply termed-out their debt (i.e., the companies issued debt obligations with longer-term maturities to lock in potentially lower rates over the long term). We sought to enhance yield by purchasing high-quality floating-rate corporate and asset-backed securities. We also increased the Fund’s exposure to government agency issues as yield spreadsii continued to remain extremely narrow.

Economic Outlook Mixed

As 2003 gets underway, the U.S. economy faces many obstacles on its course towards establishing a more solid path for growth. However, we believe the seeds continue to be sown for what could be a stronger-than-anticipated rebound in the latter part of the year. The Fed’s monetary policies, such as its fed funds rate target, and fiscal policies from Congress (i.e., taxation measures) may prove extremely stimulative for the economy. Economic data, including manufacturing data from the Institute of Supply Managementiii and jobless claims statistics, improved in certain areas during the period despite generating mixed overall results. Commodity prices have risen quite sharply versus prior periods and mortgage refinancings continue to be reported at a strong pace, which may positively impact consumer balance sheets. Although the situation in Iraq will influence the timing of a recovery, we believe these factors bode well for a moderate recovery in the latter part of the year.

We believe that Fed policy will essentially remain stable over the next several months, although the Fed has made it clear that geopolitical concerns are the likely culprit behind a renewed bout of economic weakness and this may make additional stimulus necessary if certain factors continue to deteriorate.

Outlook Calls for Neutral Maturity Range

We believe that the key uncertainty looming over the markets at this time is the situation in Iraq. The sooner this issue is resolved, the more focused investors may become on the economy. Currently, yields on fixed-income securities with short-term maturities are generally within similar ranges. In our view, however, investing in issues with longer maturities, despite their modestly higher yields, would not likely generate significant rewards for investors on a total return basis.

Given our aforementioned market outlook, our investment strategy calls for maintaining a neutral range of average maturities in the Fund and seeking issues with extended maturities only when more competitive yields present themselves.

Thank you for your investment in CitiSM Premium Liquid Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

Kevin Kennedy
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to pages 13 through 16 for a list and percentage breakdown of the Fund’s holdings.

i	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
ii	Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
iii	The Institute for Supply Management’s composite PMI Index (formerly the National Association of Purchasing Managers Index) is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector. Please note that an investor cannot invest directly in an index.

F U N D   F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmarks*
May 3, 1990	• Lipper Taxable Money Market
Funds Average

Net Assets as of 2/28/03	• iMoneyNet, Inc. 1st Tier Taxable
$1,617.0 million	Money Market Funds Average

  The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

       Citi is a service mark of Citicorp.

  F U N D   P E R F O R M A N C E

  Total Returns

All Periods Ended February 28, 2003	Six	One	Five	Ten
(Unaudited)	Months**	Year	Years*	Years*

Citi Premium Liquid Reserves	0.65%	1.51%	4.30%	4.57%
Lipper Taxable Money Market
Funds Average	0.38%	0.91%	3.76%	4.15%
iMoneyNet, Inc. 1st Tier Taxable Money
Market Funds Average	0.43%	1.02%	3.88%	4.19%

*	Average Annual Total Return
**	Not Annualized

7-Day Yields
Annualized Current	1.02%
Effective	1.02%

  The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

  The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

  Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

  Comparison of 7-Day Yields for Citi Premium Liquid Reserves vs. iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

  As illustrated, Citi Premium Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Market Funds ReportTM, for the one year period.

  Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

  Citi Premium Liquid Reserves

  S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investment in Cash Reserves Portfolio, at value (Note 1A)	$1,620,218,903
Receivables for shares of beneficial interest sold	497,405

Total assets	1,620,716,308

Liabilities:
Payable for shares of beneficial interest repurchased	2,591,393
Dividends payable	656,407
Management fees payable (Note 3)	237,932
Distribution/Service fees payable (Note 4)	129,144
Accrued expenses and other liabilities	132,055

Total liabilities	3,746,931

Net Assets for 1,616,949,487 shares of beneficial interest outstanding	$1,616,969,377

Net Assets Consist of:
Paid-in capital	$1,616,949,487
Accumulated realized gains on investment	19,890

Total	1,616,969,377

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

  See notes to financial statements

  Citi Premium Liquid Reserves

  S TAT E M E N T   O F   O P E R AT I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Investment Income (Note 1B):
Income from Cash Reserves Portfolio	$ 13,399,034
Allocated expenses from Cash Reserves Portfolio	(798,382)

		$ 12,600,652
Expenses:
Management fees (Note 3)	1,575,615
Distribution/Service fees (Note 4)	787,807
Transfer agent fees	72,825
Legal fees	42,391
Registration fees	31,486
Shareholder reports	19,032
Blue sky fees	18,071
Custody and fund accounting fees	8,283
Trustees’ fees	8,226
Audit fees	6,967
Miscellaneous	4,056

Total expenses	2,574,759
Less: aggregate amount waived by the Manager (Note 3)	(181,368)

Net expenses		2,393,391

Net investment income		$ 10,207,261

  See notes to financial statements

  Citi Premium Liquid Reserves

  S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 28, 2003	Year Ended
	(Unaudited)	August 31, 2002

From Investment Activities:
Net investment income, declared as dividends to
shareholders (Note 2)	$10,207,261	$28,413,891

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	2,648,773,198	4,906,399,175
Net asset value of shares issued to shareholders from
reinvestment of dividends	5,621,670	14,292,039
Cost of shares repurchased	(2,350,058,216)	(4,911,264,637)

Net Increase in Net Assets	304,336,652	9,426,577

Net Assets:
Beginning of year	1,312,632,725	1,303,206,148

End of year	$1,616,969,377	$1,312,632,725

  See notes to financial statements

  Citi Premium Liquid Reserves

  F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00643		0.02037	0.05258	0.05653	0.04836	0.05348
Less dividends from net
investment income		(0.00643)	(0.02037)	(0.05258)	(0.05653)	(0.04836)	(0.05348)

Net Asset Value,
end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,616,969		$1,312,633	$1,303,206	$997,828	$795,324	$611,270
Ratio of expenses
to average net assets†	0.40	%*	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment
income to average
net assets†	1.28	%*	2.03%	5.17%	5.69%	4.84%	5.39%
Total return	0.65	%**	2.06%	5.39%	5.80%	4.94%	5.48%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00597		$0.01831	$0.04898	$0.05274	$0.04457	$0.04950
Ratios:
Expenses to average
net assets†	0.49	%*	0.59%	0.80%	0.79%	0.79%	0.80%
Net investment income
to average net assets†	1.19	%*	1.84%	4.77%	5.30%	4.45%	4.99%

†	Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized

  See notes to financial statements

  Citi Premium Liquid Reserves

  N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

  1. Significant Accounting Policies Citi Premium Liquid Reserves (the “Fund”) is a separate diversified series of CitiFunds Premium Trust (the “Trust”), a Massachu-setts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (3.7% at February 28, 2003) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor (the “Distributor”). Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”).

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

       The significant accounting policies consistently followed by the Fund are as follows:

       A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

       B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

       C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

       D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

  2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

  Citi Premium Liquid Reserves

  N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

  3. Management Fees The management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $1,575,615, of which $181,368 was voluntarily waived for the six months ended February 28, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive renu-meration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

  4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $787,807 for the six months ended Febru-ary 28, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

  5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

  6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $1,639,942,155 and $1,345,081,944, respectively, for the six months ended February 28, 2003.

  7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the year six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2003
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 3.6%

Compass Securities,
1.29% due 08/19/03	$114,000	$113,994,618
K2 USA LLC,*
1.32% due 07/15/03	300,000	300,000,000
Links Finance Corp.,*
1.31% due 04/15/03	100,000	99,997,644
1.32% due 07/10/03	150,000	150,000,000
1.32% due 07/15/03	270,000	270,000,000
1.32% due 10/15/03	250,000	249,984,521
Restructured Asset
Securitization,*
1.39% due 04/01/03	260,000	260,000,000
Sigma Finance Corp.,*
1.31% due 05/15/03	150,000	149,997,000

		1,593,973,783

Certificates of Deposit (Euro) — 13.3%

Banco Bilbao,
1.35% due 04/22/03	150,000	150,000,000
Bank Nova Scotia,
1.35% due 05/15/03	100,000	100,000,000
Barclays Bank,
1.26% due 04/22/03	500,000	500,000,000
BNP Paribas,
1.26% due 05/27/03	160,000	160,000,000
Canadian Imperial Bank,
1.29% due 08/11/03	500,000	500,000,000
Credit Agricole Indosuez,
1.27% due 03/03/03	153,000	153,000,000
Dresdner Bank,
1.37% due 05/13/03	486,000	486,000,000
1.30% due 05/21/03	350,000	350,000,000
HBOS Treasury
Services PLC,
1.32% due 05/06/03	749,000	749,000,000
Istituto Bancario,
1.26% due 04/25/03	250,000	250,000,000
Landesbank Baden
Wuerttemburg,
1.35% due 03/21/03	200,000	200,000,000
1.34% due 04/15/03	100,000	100,000,000
Norddeutsche
Landesbank,
1.36% due 04/22/03	100,000	99,811,111
Unicredito Italiano,
1.35% due 03/13/03	650,000	650,000,000
1.31% due 04/14/03	150,000	150,000,000
1.27% due 05/19/03	200,000	200,004,264
1.30% due 05/21/03	350,000	350,000,000
Westdeutsche
Landesbank,
1.35% due 04/11/03	200,000	200,000,000
1.35% due 05/15/03	500,000	500,000,000

		5,847,815,375

Certificates of Deposit (Yankee) — 15.6%

Abbey National
Treasury,*
1.69% due 04/07/03	$400,000	$399,977,112
Bank Nova Scotia,
2.98% due 03/26/03	250,000	249,993,801
Canadian Imperial
Bank,*
1.73% due 04/28/03	500,000	499,958,038
Chase Manhattan Bank,
1.26% due 08/11/03	500,000	500,000,000
1.30% due 06/04/03	750,000	750,000,000
Credit Agricole,
1.26% due 04/02/03*	500,000	499,975,264
1.26% due 04/07/03	147,000	147,000,000
1.26% due 04/25/03	200,000	200,000,000
Dresdner Bank,
2.88% due 03/24/03	100,000	100,000,000
2.84% due 04/08/03	110,000	110,000,000
2.75% due 04/22/03	100,000	99,998,649
2.76% due 04/22/03	300,000	300,000,000
Landesbank Hess,
1.26% due 05/12/03	500,000	500,000,000
1.28% due 08/06/03	497,000	497,000,000
Lasalle Bank,
1.34% due 03/03/03	200,000	200,000,000
Lloyds Bank PLC.,
1.35% due 04/22/03	300,000	300,000,691
Rabobank Nederland,
2.85% due 03/24/03	250,000	249,994,334
Societe Generale,
2.96% due 04/08/03	100,000	100,012,616
1.35% due 04/22/03	150,000	150,000,000
Toronto Dominion Bank,
1.27% due 08/20/03	147,000	147,000,000
UBS AG,
2.86% due 03/24/03	250,000	249,995,042
2.87% due 03/24/03*	250,000	249,995,042
Wells Fargo Bank,
1.26% due 03/21/03	200,000	199,999,991
1.26% due 04/04/03	140,000	139,999,951

		6,840,900,531

Commercial Paper — 42.9%

ABSC Capital Corp.,
1.28% due 03/10/03	146,194	146,157,614
1.28% due 03/11/03	242,435	242,366,041
1.29% due 03/25/03	99,305	99,226,715
Allianz Finance Corp.,
1.59% due 03/06/03	100,000	99,986,750
Alpine Securitization
Corp.,
1.28% due 03/13/03	334,500	334,381,067

Cash Reserves Portfolio
P O RT F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Amstel Funding Corp.,
1.70% due 04/01/03	$511,242	$510,541,882
1.29% due 06/05/03	248,114	247,278,269
1.29% due 06/16/03	400,000	398,495,000
1.35% due 07/02/03	110,000	109,500,875
Amsterdam Funding
Corp.,
1.27% due 03/20/03	100,000	99,940,028
Aquinas Funding LLC,
1.36% due 04/17/03	100,000	99,830,000
Atlantis One Funding
Corp.,
1.27% due 03/17/03	359,938	359,760,231
1.40% due 04/25/03	424,373	423,526,435
Atomium Funding Corp.,
1.40% due 03/13/03	120,043	119,996,317
Barclays Bank,
1.26% due 05/12/03	497,000	497,000,000
Bank Ireland
Governor Co.,
1.34% due 03/21/03	397,000	396,734,010
Bear Stearns Co.,
1.28% due 06/30/03	230,000	229,026,844
Black Forest Corp.,
1.30% due 03/04/03	123,500	123,495,540
Cancara Asset
Securitization LTD,
1.27% due 04/23/03	100,000	99,820,083
Edison Asset Securities,
1.35% due 04/24/03	250,000	249,512,500
1.34% due 04/25/03	150,000	149,704,083
1.35% due 04/25/03	496,000	495,014,200
1.27% due 07/11/03	198,500	197,589,657
Eiffel Funding LLC,
1.30% due 03/21/03	101,000	100,934,350
Erasmus Capital Corp.,
1.28% due 05/08/03	455,759	454,691,638
Forrestal Funding
Master,
1.27% due 03/07/03	179,078	179,052,730
1.28% due 04/02/03	100,158	100,051,165
Galleon Capital Corp.,
1.28% due 04/28/03	200,000	199,601,778
GE Capital International
Funding,
1.36% due 04/25/03	141,437	141,153,812
Gemini Securitization
Corp.,
1.27% due 03/13/03	102,341	102,304,896
Giro Funding U.S. Corp.,
1.27% due 03/12/03	209,451	209,384,499
1.71% due 03/24/03	46,228	46,181,888
Giro Multi Funding
Corp.,
1.28% due 03/20/03	313,912	313,722,258

Grampian Funding Ltd.,
1.35% due 04/10/03	$75,000	$74,893,125
1.35% due 05/13/03	100,000	99,733,750
1.27% due 06/23/03	100,000	99,604,889
Greenwich Funding
Corp.,
1.27% due 03/14/03	105,000	104,959,254
Greyhawk Fund Corp.,
1.27% due 04/25/03	200,000	199,626,056
Hatteras Funding Corp.,
1.37% due 03/06/03	270,890	270,859,073
1.31% due 04/09/03	154,451	154,243,049
1.27% due 04/29/03	90,000	89,819,025
1.28% due 05/23/03	141,474	141,066,555
ING America Holdings,
1.34% due 03/19/03	100,000	99,940,444
Jupiter Securitization
Corp.,
1.28% due 03/07/03	120,000	119,983,000
1.28% due 03/10/03	110,000	109,972,729
Lake Constance
Funding LLC,
1.37% due 03/06/03	128,000	127,985,387
1.72% due 03/20/03	30,000	29,975,633
Liberty Street
Funding Corp.,
1.28% due 03/18/03	130,000	129,930,667
Mane Funding Corp.,
1.28% due 05/05/03	100,135	99,910,698
Market Strategy
Funding Corp.,
1.28% due 03/13/03	136,818	136,769,544
1.27% due 03/17/03	200,000	199,901,222
Mica Funding LLC,
1.38% due 03/07/03	100,000	99,984,667
1.29% due 03/18/03	133,000	132,928,513
1.28% due 03/24/03	220,000	219,835,733
1.39% due 03/24/03*	174,000	173,999,493
1.28% due 04/22/03	200,000	199,644,444
Moat Funding LLC,
1.73% due 03/17/03	145,000	144,902,447
1.33% due 03/19/03	175,000	174,896,556
1.80% due 03/19/03	100,000	99,920,000
1.32% due 03/20/03	99,000	98,938,290
1.27% due 03/24/03	100,000	99,925,917
1.35% due 04/29/03	200,000	199,572,500
1.27% due 06/05/03	100,000	99,668,389
1.28% due 08/06/03	100,000	99,445,333
Montauk Funding Corp.,
1.31% due 03/14/03*	450,000	450,000,000
1.28% due 04/10/03	175,500	175,262,880
Morgan Stanley
Dean Witter Co.,*
1.41% due 03/03/03	425,000	425,000,000
Moriarty Ltd.,
1.27% due 05/19/03	150,000	149,592,542

Cash Reserves Portfolio
P O RT F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Ness LLC,
1.73% due 03/25/03	$61,587	$61,522,077
1.73% due 03/26/03	45,407	45,356,813
1.27% due 06/23/03	100,139	99,743,340
Nieuw Amsterdam
Receivables,
1.35% due 03/17/03	150,000	149,921,250
1.28% due 04/25/03	137,827	137,567,273
Norddeutsche
Landesbank,
1.34% due 03/06/03	100,000	99,988,833
1.35% due 03/20/03	100,000	99,936,250
1.35% due 03/21/03	100,000	99,932,500
Nyala Funding LLC,
1.30% due 05/15/03	143,550	143,171,586
Pennine Funding,
1.35% due 04/15/03	225,000	224,637,188
1.27% due 06/10/03	124,000	123,566,930
1.27% due 06/24/03	271,150	270,069,091
Perry Global Funding,
1.37% due 03/10/03	139,187	139,149,922
1.35% due 03/21/03	112,235	112,159,241
1.30% due 04/17/03	153,000	152,751,375
1.30% due 05/27/03	195,864	195,262,806
Polonius Inc.,
1.36% due 03/11/03	158,380	158,332,134
1.28% due 03/17/03	178,400	178,311,196
Santander,
1.30% due 06/23/03	471,000	469,095,067
Sigma Finance Inc.,
2.08% due 03/10/03	109,250	109,205,814
2.90% due 03/25/03*	100,000	100,000,000
1.31% due 07/21/03*	425,000	424,983,787
1.33% due 02/10/04*	100,000	99,985,863
Silver Tower US
Funding LLC,
1.29% due 04/28/03	330,000	329,337,800
1.29% due 06/05/03	200,000	199,326,333
1.32% due 06/06/03	128,000	127,554,133
1.33% due 07/03/03	137,000	136,382,511
Special Purpose
Accounts,*
1.32% due 03/03/03	250,000	250,000,000
1.32% due 03/10/03	180,000	180,000,000
1.32% due 05/01/03	250,000	250,000,000
Stadshypotek Inc.,
1.27% due 03/13/03	285,000	284,899,458
Surrey Funding Corp.,
1.28% due 03/17/03	100,000	99,950,222
Trident Capital Finance,
1.34% due 03/06/03	174,000	173,980,570
Whistlejacket Capital,
1.34% due 02/17/04*	90,000	89,991,439
1.37% due 03/17/03	100,000	99,946,722

		18,824,674,483

Corporate Notes — 12.0%

Blue Heron Funding,*
1.37% due 03/21/03	$200,000	$200,000,000
1.37% due 10/17/03	500,000	500,000,000
1.37% due 12/19/03	175,000	175,000,000
1.366% due 02/25/04	105,000	105,000,000
Brahms Funding Corp.,
1.40% due 03/07/03	260,000	259,959,556
1.40% due 03/11/03	100,480	100,448,740
1.38% due 03/13/03	120,411	120,364,842
1.39% due 03/14/03	249,911	249,804,857
1.38% due 03/20/03	142,713	142,619,999
Fenway Funding,
1.46% due 03/12/03	100,000	99,963,500
1.40% due 03/28/03	204,317	204,118,358
1.43% due 04/04/03	164,091	163,882,422
1.40% due 04/15/03	95,664	95,504,029
1.42% due 04/15/03	99,370	99,201,457
1.40% due 04/25/03	301,133	300,512,331
1.40% due 05/14/03	250,000	249,300,000
Ford Credit Floorplan
Master Owner,
1.32% due 03/21/03	100,000	99,934,000
1.33% due 04/17/03	200,000	199,667,500
1.32% due 04/24/03	230,000	229,561,467
1.29% due 05/06/03	100,000	99,770,667
1.29% due 05/27/03	396,500	395,292,327
Harwood Funding
Corp.,
1.32% due 03/07/03	100,000	99,985,333
1.33% due 03/12/03	100,000	99,966,750
1.45% due 03/14/03	202,878	202,788,114
Principal Resource
Mortgage,
1.33% due 03/26/03	100,148	100,062,902
Witmer Funding LLC,
1.38% due 03/04/03	140,000	139,994,633
1.37% due 03/28/03	120,000	119,885,833
1.38% due 04/14/03	104,095	103,927,407
1.35% due 04/23/03	100,379	100,187,025
1.32% due 05/13/03	200,000	199,479,333

		5,256,183,382

Medium Term Notes — 5.5%

Centauri,*
3.00% due 04/07/03	108,000	108,000,000
Credit Suisse
First Boston,
1.34% due 08/08/03	300,000	300,000,000
General Electric
Capital Corp.,*
1.37% due 07/09/03	500,000	500,000,000
1.37% due 10/17/03	350,000	350,000,000
Merrill Lynch & Co. Inc.,*
1.31% due 04/02/03	250,000	249,997,945
1.39% due 01/09/04	300,000	299,972,670

Cash Reserves Portfolio
P O RT F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

Medium Term Notes — (cont’d)

Sigma Finance Inc.,
1.31% due 04/04/03	$140,500	$140,498,759
Trident Capital Finance,
1.31% due 04/01/03	447,000	447,000,000

		2,395,469,374

Promissory Note — 3.5%

Goldman Sachs,
1.45% due 03/05/03	300,000	300,000,000
1.48% due 08/25/03	1,250,000	1,250,000,000

		1,550,000,000

Time Deposits — 2.0%

Dresdner Bank
Grand Cayman,
1.37% due 03/03/03	293,416	293,416,000
Wells Fargo Bank
Grand Cayman,
1.38% due 03/03/03	600,000	600,000,000

		893,416,000

United States Government Agency — 1.4%

Federal National
Mortgage Association,
1.23% due 07/16/03	$241,477	$240,363,187
Federal National
Mortgage Association,
1.23% due 08/13/03	100,000	99,443,083
Federal National
Mortgage Association,
1.24% due 08/13/03	150,000	149,161,229
Federal National
Mortgage Association,
1.23% due 08/20/03	115,000	114,332,042

		603,299,541

Total Investments,
at Amortized Cost	99.8%	43,805,732,469
Other Assets,
Less Liabilities	0.2	72,105,435

Net Assets	100.0%	$43,877,837,904

*	Variable interest rate — subject to periodic change.

  See notes to financial statements

  Cash Reserves Portfolio
  S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments at value (Note 1A)	$ 43,805,732,469
Cash	836
Interest receivable	76,707,378

Total assets	43,882,440,683

Liabilities:
Management fees payable (Note 2)	2,529,867
Accrued expenses and other liabilities	2,072,912

Total liabilities	4,602,779

Net Assets	$ 43,877,837,904

Represented by:
Paid-in capital for beneficial interests	$ 43,877,837,904

  See notes to financial statements

  Cash Reserves Portfolio
  S T A T E M E N T   O F   O P E R AT I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B)		$ 404,712,617

Expenses:
Management fees (Note 2)	$ 35,523,476
Custody and fund accounting fees	4,521,612
Trustees’ fees	271,283
Legal fees	110,188
Audit fees	28,490
Other	71,168

Total expenses	40,526,217
Less: aggregate amounts waived by the Manager (Note 2)	(16,601,802)
Less: fees paid indirectly (Note 1F)	(32)

Net expenses		23,924,383

Net investment income		$ 380,788,234

  See notes to financial statements

  Cash Reserves Portfolio
  S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 28, 2003	Year Ended
	(Unaudited)	August 31, 2002

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$380,788,234	$1,026,102,717

Capital Transactions:
Proceeds from contributions	48,771,689,869	96,678,280,874
Value of withdrawals	(50,281,512,764)	(84,770,853,952)

Net increase (decrease) in net assets
from capital transactions	(1,509,822,895)	11,907,426,922

Net Increase (Decrease) in Net Assets	(1,129,034,661)	12,933,529,639

Net Assets:
Beginning of year	45,006,872,565	32,073,342,926

End of year	$43,877,837,904	$45,006,872,565

  See notes to financial statements

  Cash Reserves Portfolio

  F I N A N C I A L H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$ 43,877,838		$45,006,873	$32,073,343	$14,392,341	$14,929,345	$8,805,910
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	1.59	%*	2.29%	5.27%	5.93%	5.13%	5.65%
Total return	0.85	%**	2.36%	N/A	N/A	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.17	%*	0.19%	0.22%	0.22%	0.22%	0.22%
Net investment income
to average net assets	1.52	%*	2.20%	5.15%	5.81%	5.01%	5.53%

*	Annualized
**	Not Annualized

  See notes to financial statements

  Cash Reserves Portfolio
  N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

  1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

       The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       The significant accounting policies consistently followed by the Portfolio are as follows:

       A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

       B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

       C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

       D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

       E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

       F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

  Cash Reserves Portfolio
  N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

  2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $35,523,476 of which $16,601,802 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

  3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $351,416,096,174 and $352,712,817,555, respectively, for the six months ended February 28, 2003.

  4.Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

  This page intentionally left blank.

  This page intentionally left blank.

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

*Affiliated Person of Investment Manager

Investment Manager
(of Cash Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

  This report is prepared for the information of shareholders of Citi Premium Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium Liquid Reserves.

©2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc.
CFS/PLR/203
03-4664

  CitiSM
  Premium
  U.S. Treasury

SEMI-ANNUAL REPORT FEBRUARY 28, 2003	Reserves

  INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

  T A B L E   O F   C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Premium U.S. Treasury Reserves

Statement of Assets and Liabilities	7

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

U.S. Treasury Reserves Portfolio

Portfolio of Investments	12

Statement of Assets and Liabilities	13

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	14

Notes to Financial Statements	15

  L E T T E R   F R O M   T H E   C H A I R M A N

  Dear Shareholder:

  A persistent pessimistic climate fed by the situation in Iraq, the threat of terrorism at home, the dubious strength of corporate earnings, and concerns over consumer spending, continued to prompt many investors to seek safer alternatives to equity investing. The resulting increased demand for U.S. Treasuries caused their prices to significantly rally during the period, driving yields down to 41-year lows.

  No matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

  R. JAY GERKEN
  Chairman,
  President and Chief Executive Officer

  First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.
  Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

  As always, thank you for your confidence in our investment management teams. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

  Sincerely,

  R. Jay Gerken
  Chairman, President
  and Chief Executive Officer

  March 10, 2003

  1

  M A N A G E R   O V E R V I E W

  Performance Review

  As of February 28, 2003, the seven-day current yield for CitiSM Premium U.S. Treasury Reserves (“Fund”) was 0.75% and its seven-day effective yield, which reflects compounding, was also 0.75%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

  Period Began Amid Difficulty

  When the period began, concerns about sluggish economic growth, volatile stock market activity and mounting tensions with Iraq prompted investors to shift money into high-rated fixed-income securities. Although perceptions of the prospects for the economy improved in early October, economic data released that month reflected a weak labor market. To help stimulate the economy, on November 6th the Federal Reserve (“Fed”) cut the short-term federal funds rate (“fed funds rate”)i by half a percentage point to 1.25%, marking a 41-year low. (The Fed’s rationale is that lower rates may encourage consumers to borrow and refinance at more favorable levels, which may encourage them to spend more thereby pumping more money back into the economy.)

  U.S. Treasuries Advanced

  The rate cut was widely anticipated by the markets but exceeded consensus estimates. As the period advanced, concerns about the economy and prospects of war with Iraq became more pronounced. These issues, coupled with the reluctance on the part of corporate America to shift from a cost cutting to a spending-and-hiring mode, reinforced the widespread view among investors that the economic recovery was not coming along as many had anticipated. In reaction to this sentiment, investors sought more conservative investment alternatives, sending prices of U.S. Treasuries and other highly rated fixed-income securities higher. As a result, the yields on these securities, which move opposite to their prices, dropped.

  Portfolio Update

  In our last report to shareholders, we discussed the U.S. Treasury’s introduction of a weekly issued 4-week U.S. Treasury bill. This regularly scheduled auction has been well received and, in our view, has been beneficial to both the U.S. Treasury and investors. Four-week bills, which were developed to reduce the government’s reliance on cash management bills, have given the market a higher degree of confidence in the U.S. Treasury’s financing schedule notwithstanding the occasional

  2

  market disruption of cash management bills. The Fund utilized this particular issue to help maintain a moderate maturity stance.

  U.S Treasury Supply Increased

  U.S. Treasury supply overall has increased across the yield curveii and will remain elevated as the federal budget deficit continues to swell. We expect the federal government to continue to borrow for several reasons, including funding the cost of the troop presence in Iraq and the ongoing buildup of homeland security.

  Over the period we have seen increased demand for U.S. Treasuries from both domestic and global market participants. In the current economic environment U.S. Treasury bills provide both liquidity and quality. As interest rates have fallen, yield spreadsiii have compressed and U.S. Treasuries have become an attractive alternative to traditional money market securities. Because of these factors, yields on U.S. Treasuries are not likely to rise significantly in the near-term despite the elevated supply levels.

  Economic Outlook Mixed

  As 2003 gets underway, the U.S. economy faces many obstacles on its course towards establishing a more solid path for growth. However, we believe the seeds continue to be sown for what could be a stronger-than-anticipated rebound in the latter part of the year. The Fed’s monetary policies, such as its fed funds rate target, and fiscal policies from Congress (i.e., taxation measures) may prove extremely stimulative for the economy. Economic data, including manufacturing data from the Institute of Supply Managementiv and jobless claims statistics, improved in certain areas during the period despite generating mixed overall results. Commodity prices have risen quite sharply versus prior periods and mortgage refinancings continue to be reported at a strong pace, which may positively impact consumer balance sheets. Although the situation in Iraq will influence the timing of a recovery, we believe these factors bode well for a moderate recovery in the latter part of the year.

  We believe that Fed policy will essentially remain stable over the next several months, although the Fed has made it clear that geopolitical concerns are the likely culprit behind a renewed bout of economic weakness and this may make additional stimulus necessary if certain factors continue to deteriorate.

  Outlook Calls for Neutral Maturity Range

  We believe that the key uncertainty looming over the markets at this time is the situation in Iraq. The sooner this issue is resolved, the more focused investors may become on the economy. Currently, yields on fixed-income securities with short-term maturities are generally within similar ranges. In our view, however, investing in issues with longer maturities, despite their modestly higher yields, would not likely generate significant rewards for investors on a total return basis.

  3

  Given our aforementioned market outlook, our investment strategy calls for maintaining a neutral range of average maturities in the Fund and seeking issues with extended maturities only when more competitive yields present themselves.

  Thank you for your investment in CitiSM Premium U.S. Treasury Reserves. We look forward to continuing to help you meet your investment objectives.

  Sincerely,

  Denise Guetta
  Portfolio Manager

  March 10, 2003

  The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

  Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to page 12 for a list and percentage breakdown of the Fund’s holdings.

i	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
iii	Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
iv	The Institute for Supply Management’s composite PMI Index (formerly the National Association of Purchasing Managers Index) is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector. Please note that an investor cannot invest directly in an index.

  4

  F U N D   F A C T S

  Fund Objective

  To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
March 1, 1991	• Lipper S&P AAA rated U.S.
Treasury Money Market
Funds Average

Net Assets as of 2/28/03	• iMoneyNet, Inc.
$437.6 million	100% U.S. Treasury Rated Money
Market Funds Average
    The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

  Citi is a service mark of Citicorp.

  5

  F U N D   P E R F O R M A N C E

Total Returns

All Periods Ended February 28, 2003	Six	One	Five	Ten
(Unaudited)	Months**	Year	Years*	Years*

Citi Premium U.S.Treasury Reserves	0.52%	1.21%	3.79%	4.09%
Lipper S&P AAA rated U.S.Treasury
Money Market Funds Average	0.37%	0.93%	3.63%	4.00%
iMoneyNet, Inc. 100% U.S.Treasury
Rated Money Market Funds Average	0.45%	1.07%	3.69%	4.00%
*	Average Annual Total Return
**	Not Annualized
7-Day Yields
Annualized Current	0.75%
Effective	0.75%

  The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

  The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

  Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

  Comparison of 7-Day Yields for Citi Premium U.S. Treasury Reserves vs. iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average

  As illustrated, Citi Premium U.S. Treasury Reserves generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

  Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

  6

  Citi Premium U.S. Treasury Reserves

  S TAT E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$438,073,477
Receivable for shares of beneficial interest sold	500

Total assets	438,073,977

Liabilities:
Dividends payable	115,248
Payable for shares of beneficial interest repurchased	67,573
Management fees payable (Note 3)	56,350
Distribution/Service fees payable (Note 4)	33,786
Accrued expenses and other liabilities	179,948

Total liabilities	452,905

Net Assets for 437,621,072 shares of beneficial interest outstanding	$437,621,072

Net Assets Consist of:
Paid-in capital	$437,621,072

Net Asset Value, Offering Price, And Redemption Price Per Share	$1.00

  Citi Premium U.S. Treasury Reserves

  S TAT E M E N T   O F   O P E R AT I O N S

For The Six Months Ended February 28, 2003 (Unaudited)

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	4,960,495
Allocated expenses from U.S.Treasury Reserves Portfolio	(322,606)

		$4,637,889
Expenses:
Management fees (Note 3)	642,084
Distribution/Service fees (Note 4)	321,042
Legal fees	42,882
Transfer agent fees	39,629
Shareholder reports	31,257
Blue sky fees	23,791
Custody and fund accounting fees	21,788
Audit fees	12,050
Trustees’ fees	3,232
Miscellaneous	12,748

Total expenses	1,150,503
Less: aggregate amount waived by Manager (Note 3)	(16,924)

Net expenses		1,133,579

Net investment income		$3,504,310

  See notes to financial statements

  7

  Citi Premium U.S. Treasury Reserves

  S TAT E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 28, 2003	Year Ended
	(Unaudited)	August 31, 2002

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2)	$3,504,310	$8,059,603

Transactions in Shares of Beneficial Interest at Net
Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	$1,611,190,438	$2,298,464,517
Net asset value of shares issued to shareholders from
reinvestment of dividends	2,308,141	4,334,876
Cost of shares repurchased	(1,899,986,001)	(1,999,448,005)

Net Increase (Decrease) In Net Assets	(286,487,422)	303,351,388

Net Assets:
Beginning of year	724,108,494	420,757,106

End of year	$437,621,072	$724,108,494

  See notes to financial statements

  8

  Citi Premium U.S. Treasury Reserves

  F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Net Asset Value, beginning
of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00517		0.01689	0.04778	0.05049	0.04195	0.04802
Less dividends from net
investment income	(0.00517)		(0.01689)	(0.04778)	(0.05049)	(0.04195)	(0.04802)

Net Asset Value, end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$437,621		$724,108	$420,757	$340,433	$237,520	$325,738
Ratio of expenses to
average net assets†	0.45	%*	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income
to average net assets†	1.08	%*	1.67%	4.76%	5.12%	4.21%	4.81%
Total return	0.52	%**	1.70%	4.88%	5.17%	4.28%	4.91%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00453		$0.01564	$0.04438	$0.04678	$0.03836	$0.04433

Ratios:
Expenses to average net assets†	0.53	%*	0.64%	0.84%	0.83%	0.81%	0.82%
Net investment income to
average net assets†	1.00	%*	1.49%	4.37%	4.74%	3.85%	4.44%

†	Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized

  See notes to financial statements

  9

  Citi Premium U.S. Treasury Reserves

  N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Unaudited)

  1. Significant Accounting Policies Citi Premium U.S. Treasury Reserves (the “Fund”) is a diversified separate series of CitiFunds Premium Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (23.7% at February 28, 2003) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor. Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”).

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

       The significant accounting policies consistently followed by the Fund are as follows:

       A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

       B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

       C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

       D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

  2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

  10

  Citi Premium U.S. Treasury Reserves

  N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Unaudited) (Continued)

  3. Management Fees The management fees are computed at an annual rate of 0.20% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $642,084 of which $16,924 was voluntarily waived for the six months ended February 28, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

  4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $321,042 for the six months ended February 28, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

  5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

  6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $1,312,832,324 and $1,604,307,890, respectively, for the six months ended February 28, 2003.

  7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainter and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

  11

U.S. Treasury Reserves Portfolio
P O RT F O L I O O F I N V E S T M E N T S	February 28, 2003
(Unaudited)

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 97.2%

United States Treasury Bill,
due 3/06/03	$240,142	$240,118,877
due 3/13/03	309,787	309,683,315
due 3/20/03	225,000	224,873,988
due 3/27/03	379,400	379,097,957
due 4/03/03	121,354	121,230,168
due 4/17/03	54,062	53,982,934
due 5/01/03	86,626	86,459,998
due 5/08/03	103,686	103,467,065
due 5/22/03	108,774	108,482,548
due 8/14/03	25,000	24,865,611
due 8/21/03	142,000	141,211,623

		1,793,474,084

U.S.Treasury Note — 4.1%

United States Treasury Note,
5.25% due 08/15/03	75,000	76,378,519

Total Investments,
at Amortized Cost	101.3%	1,869,852,603
Other Assets,
Less Liabilities	(1.3)	(23,606,601)

Net Assets	100.0%	$1,846,246,002

  See notes to financial statements

  12

  U.S. Treasury Reserves Portfolio

  S TAT E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)	$1,869,852,603
Receivable for investments sold	51,329,477
Interest receivable	174,036

Total assets	1,921,356,116

Liabilities:
Payable for investments purchased	74,826,444
Management fees payable (Note 2)	96,144
Accrued expenses and other liabilities	187,526

Total liabilities	75,110,114

Net Assets	$1,846,246,002

Represented by:
Paid-in capital for beneficial interests	$1,846,246,002

  U.S. Treasury Reserves Portfolio

  S TAT E M E N T   O F   O P E R AT I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B):		$14,961,811
Expenses
Management fees (Note 2)	1,475,656
Custody and fund accounting fees	236,637
Legal fees	41,259
Trustees’ fees	11,814
Audit fees	8,615
Miscellaneous	29,018

Total expenses	1,802,999
Less: aggregate amount waived by Manager (Note 2)	(809,321)

Net expenses		993,678

Net investment income		$13,968,133

  See notes to financial statements

  13

  U.S. Treasury Reserves Portfolio

  S TAT E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 28, 2003	Year Ended
	(Unaudited)	August 31, 2002

Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,968,133	$36,456,445

Capital Transactions:
Proceeds from contributions	4,387,384,532	7,437,576,345
Value of withdrawals	(4,508,271,520)	(6,908,038,868)

Net increase (decrease) in net assets from capital transactions	(120,886,988)	529,537,477

Net Increase (Decrease) in Net Assets	(106,918,855)	565,993,922

Net Assets:
Beginning of year	1,953,164,857	1,387,170,935

End of year	$1,846,246,002	$1,953,164,857

  U.S. Treasury Reserves Portfolio

  F I N A N C I A L   H I G H L I G H T S

	Six Months Ended	Year Ended August 31,
	February 28, 2003
	(Unaudited)	2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,846,246	$1,953,165	$1,387,171	$1,324,688	$1,188,627	$911,845
Ratio of expenses to
average net assets	0.10%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income
to average net assets	1.40%*	2.00%	5.13%	5.41%	4.55%	5.14%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.18%*	0.20%	0.23%	0.23%	0.23%	0.23%
Net investment income to
average net assets	1.32%*	1.90%	5.00%	5.28%	4.42%	5.01%

  * Annualized

  See notes to financial statements

  14

  U.S. Treasury Reserves Portfolio

  N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Unaudited)

  1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

       The significant accounting policies consistently followed by the Portfolio are as follows:

       A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

       B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

       C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

       D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

       E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

  2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

  15

  U.S. Treasury Reserves Portfolio

  N OT E S   TO   F I N A N C I A L   S TAT E M E N T S (Unaudited) (Continued)

       The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $1,475,656 of which $809,321 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

  3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $10,359,123,275 and $10,456,510,105, respectively, for the six months ended February 28, 2003.

  4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

  16

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President
and Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

*Affiliated Person of the Manager

Investment Manager
(of U.S.Treasury Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

  This report is prepared for the information of shareholders of Citi Premium U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Premium U.S. Treasury Reserves.

©2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc.
CFS/PUS/203
03-4659